Related Party Transactions	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16 – RELATED PARTY TRANSACTIONS

1)	Nature of relationships with related parties:

Name	Relationship with the Company
Tao Ling	Principal shareholder, Chief Executive Officer and Chairman of the Company
Xiaohong Yin	Principal shareholder and director of the Company
Bozhen Gong	Immediate family member of Tao Ling
Yun Tan	Immediate family member of Tao Ling
Rongxin Ling	Immediate family member of Tao Ling
Peizhen Zhang	Immediate family member of Tao Ling
Ying Ling	Immediate family member of Tao Ling
Jing Ling	Immediate family member of Tao Ling
Nanjing Shun yi Jing Electric Technology Co., Ltd.	Principal shareholder is immediate family member of Tao Ling
Luzhou Nachuan Investment Limited	An entity which owns 5% equity interest of Luzhou Aozhi
Midea International Co., Ltd*	Principal shareholder of the Company
Nanjing Aoni Investment Management Partnership (Limited Partnership)**	An entity which owns 71.43% equity interest of Sichuan Aoniuxin

*	Midea International Co., Ltd became a new related party in January 2024 through a private placement issuance

**	Nanjing Aoni Investment Management Partnership (Limited Partnership) became a new related party in January 2024 through its investment in Auniuxin.

2)	Related party borrowings

For the year ended September 30, 2025, the Company’s related parties provided working capital to support the Company’s operations when needed. The borrowings were unsecured, due on demand. The following table summarizes borrowing transactions with the Company’s related parties:

	Borrowing/	Payment/
	Collecting	Lending
Name of Related Parties	Amount	Amount
Tao Ling	$3,682,496	$3,654,766
Xiaohong Yin	1,921,484	2,520,444
Peizhen Zhang	110,919	-
Bozhen Gong	531,023	302,253
Jing Ling	151,127	151,127
Nanjing Shun yi Jing Electric Technology Co., Ltd.	311,958	305,026
Midea International Co., Ltd	1,217,339	450,000
Total	$7,926,346	$7,383,616

As of September 30, 2025 a total of $14,959,966 bank loans were guaranteed by the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the year ended September 30, 2025.

For the year ended September 30, 2024 the Company’s related parties provided working capital to support the Company’s operations when needed. The borrowings were unsecured, due on demand, and interest free. The following table summarizes borrowing transactions with the Company’s related parties:

	Borrowing/	Payment/
	Collecting	Lending
Name of Related Parties	Amount	Amount
Tao Ling	$4,039,254	$3,782,463
Xiaohong Yin	2,992,657	3,253,431
Rongxin Ling	208,209	-
Peizhen Zhang	152,687	-
Bozhen Gong	83,284	-
Ying Ling	83,284	138,806
Jing Ling	194,328	55,522
Yun Tan	-	180,448
Nanjing Shun yi Jing Electric Technology Co., Ltd.	1,628,600	806,877
Midea International Co., Ltd	1,859,000	1,808,000
Total	$11,241,303	$10,025,547

As of September 30, 2024, a total of $17,954,856 bank loans were guaranteed by the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the year ended September 30, 2024.

3)	Related party transactions

	Sales	Sales
Name of Related Parties	September 30, 2025	September 30, 2024
Midea International Co., Ltd.	981,944	2,669,975
Total	$981,944	$2,669,975

4)	Related party balances

Net outstanding balances with related parties consisted of the following as of September 30, 2025 and 2024:

Accounts	Name of Related Parties	As of September 30, 2025	As of September 30, 2024
Due from related parties	Midea International Co., Ltd.	570,086	426,909
Total due from related parties		$570,086	$426,909

Accounts	Name of Related Parties	As of September 30, 2025	As of September 30, 2024
Due to related parties	Tao Ling	$175,115	$263,623
Due to related parties	Xiaohong Yin	882,146	1,510,488
Due to related parties	Bozhen Gong	386,290	156,749
Due to related parties	Rongxin Ling	351,173	356,247
Due to related parties	Peizhen Zhang	379,267	270,748
Due to related parties	Ying Ling	84,282	85,499
Due to related parties	Jing Ling	139,268	142,499
Due to related parties	Nanjing Shun yi Jing Electric Technology Co., Ltd.	1,526,900	1,541,837
Due to related parties	Midea International Co., Ltd	1,218,340	451,000
Total due to related parties		$5,142,781	$4,778,690